Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue
Commercialization revenue		$ 9,039	$ 7,434	$ 6,614
Milestone revenue	$ 2,500	1,172		25,000
Interest revenue		3	22	542
Total Revenue		10,214	7,456	32,156
Clinical trial and research & development		(10,483)	(18,569)	(24,565)
Manufacturing production & development		(28,884)	(31,590)	(23,944)
Employee benefits
Salaries and employee benefits		(18,997)	(26,804)	(25,100)
Defined contribution superannuation expenses		(402)	(379)	(327)
Equity settled share-based payment transactions		(5,536)	(12,510)	(7,522)
Total Employee benefits		(24,935)	(39,693)	(32,949)
Depreciation and amortization of non-current assets
Plant and equipment depreciation		(1,144)	(1,016)	(585)
Right of use asset depreciation		(1,717)	(1,691)	(1,508)
Intellectual property amortization		(1,519)	(1,557)	(1,574)
Total Depreciation and amortization of non-current assets		(4,380)	(4,264)	(3,667)
Other Management & administration expenses
Overheads & administration		(10,157)	(7,757)	(8,276)
Consultancy		(3,751)	(5,386)	(5,168)
Legal, patent and other professional fees		(5,571)	(6,950)	(5,854)
Intellectual property expenses (excluding the amount amortized above)		(2,621)	(2,389)	(2,683)
Total Other Management & administration expenses		(22,100)	(22,482)	(21,981)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration		913	18,687	1,380
Total Fair value remeasurement of contingent consideration		913	18,687	1,380
Fair value remeasurement of warrant liability
Remeasurement of warrant liability		5,896
Total Fair value remeasurement of warrant liability		5,896
Other operating income and expenses
Government grant revenue			68	78
Foreign exchange gains/(losses)		(536)	1,471	246
Foreign withholding tax paid		(3)
Total Other operating income and expenses		(539)	1,539	324
Finance (costs)/gains
Remeasurement of borrowing arrangements		(382)	5,225	607
Interest expense		(16,906)	(15,939)	(14,716)
Total Finance costs		(17,288)	(10,714)	(14,109)
Total loss before income tax		$ 91,586	$ 99,630	$ 87,355